INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - net carrying amount (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016
Property, plant and equipment
Property, plant and equipment	$ 43,834,548	$ 40,177,146	$ 46,218,875	$ 46,393,761
Office equipment
Property, plant and equipment
Property, plant and equipment	213,437	194,819	220,698	207,388
Vehicles
Property, plant and equipment
Property, plant and equipment	1,785,701	1,099,603	1,849,887	1,992,556
Computer equipment and software
Property, plant and equipment
Property, plant and equipment	123,472	212,236	308,360	380,386
Fixture and fittings
Property, plant and equipment
Property, plant and equipment	4,737,396	3,508,083	4,460,903	4,701,939
Machinery and equipment
Property, plant and equipment
Property, plant and equipment	6,336,691	4,466,293	8,405,441	9,105,953
Land and buildings
Property, plant and equipment
Property, plant and equipment	29,969,237	30,513,273	30,103,117	29,584,854
Buildings in progress
Property, plant and equipment
Property, plant and equipment	$ 668,614	$ 182,839	$ 870,469	$ 420,685